7a. KANNALIFE SCIENCES INVESTMENT	12 Months Ended
Dec. 31, 2014
Schedule of Investments [Abstract]
KANNALIFE SCIENCES INVESTMENT

During 2013, the Company invested $750,000 in KannaLife Sciences, Inc. (“KannaLife”), which represented a 24.97% ownership stake. For the years ended December 31, 2014 and 2013, the Company recognized its prorata share of KannaLife losses of $38,552 and $310,754, respectively.

On June 2, 2014, the Company sold its 24.97% equity investment in KannaLife to PhytoSPHERE in exchange for 500,000 shares of Company common stock held by PhytoSPHERE, an affiliate of KannaLife. Accordingly, the Company recognized a gain on sale of equity investment of $7,899,306 based on the number of shares of Company common stock received at the closing trading price of Company common stock on June 2, 2014 of $16.60 per share.